Short-Term Bank Loans (Details) - Schedule of Short-Term Bank Loans - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Short Term Bank Loans [Abstract]
Secured bank borrowings		$ 1,180,656
Carrying amount repayable within 1 year		$ 1,180,656